Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Asset-Backed Security - 0.0%
Pepper SPARKZ Trust, 30 Day Australian Bank Bill Rate + 1.5500%, 3.1000%,
10/16/27
‡
(cost $132,286) AUD 179,492 $ 124,887
Corporate Bonds - 78.1%
Basic Materials - 1.6%
Ecolab, Inc., 0.9000%, 12/15/23 $ 6,500,000 6,316,421
Ecolab, Inc., 1.6500%, 2/1/27 7,900,000 7,409,958
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) 29,460,000 27,917,155
41,643,534
Communications - 4.2%
Alphabet, Inc., 0.4500%, 8/15/25 17,960,000 16,746,240
Amazon.com, Inc., 2.7300%, 4/13/24 2,400,000 2,393,826
Amazon.com, Inc., 0.4500%, 5/12/24 17,050,000 16,333,040
Amazon.com, Inc., 0.8000%, 6/3/25 9,900,000 9,309,084
AT&T, Inc., 0.9000%, 3/25/24 26,430,000 25,386,330
eBay, Inc., 1.9000%, 3/11/25 9,700,000 9,272,104
Optus Finance Pty. Ltd., 3.2500%, 8/23/22 AUD 4,500,000 3,141,923
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 750,000 520,482
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 1,000,000 651,386
Spark Finance Ltd., 2.6000%, 3/18/30 1,200,000 722,098
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%,
2.2353%, 2/17/23
‡
7,640,000 5,340,557
Verizon Communications, Inc., 3.5000%, 2/17/23 2,170,000 1,512,974
Verizon Communications, Inc., 0.7500%, 3/22/24 $ 4,700,000 4,519,160
Verizon Communications, Inc., 0.8500%, 11/20/25 6,770,000 6,232,503
Verizon Communications, Inc., 1.4500%, 3/20/26 5,100,000 4,773,115
Walt Disney Co. (The), 1.7500%, 8/30/24 3,470,000 3,375,337
110,230,159
Consumer, Cyclical - 6.7%
7-Eleven, Inc., 0.6250%, 2/10/23 (144A) 3,350,000 3,296,930
American Honda Finance Corp., 0.8750%, 7/7/23 1,665,000 1,628,290
American Honda Finance Corp., 0.5500%, 7/12/24 8,190,000 7,767,909
BMW US Capital LLC, 0.7500%, 8/12/24 (144A) 4,500,000 4,269,473
BMW US Capital LLC, SOFRINDX + 0.8400%, 2.3698%, 4/1/25 (144A)
‡
7,025,000 6,960,081
BMW US Capital LLC, 1.2500%, 8/12/26 (144A) 300,000 272,585
General Motors Financial Co., Inc., 1.7000%, 8/18/23 1,000,000 976,357
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,575,000 10,081,106
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,091,195
Home Depot, Inc. (The), 2.7000%, 4/15/25 4,850,000 4,790,120
Hyundai Capital America, 1.2500%, 9/18/23 (144A) 4,270,000 4,144,453
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,700,000 9,235,373
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 6,660,000 6,245,453
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 8,400,000 7,839,103
Magallanes, Inc., 3.4280%, 3/15/24 (144A) 6,575,000 6,472,954
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 2.5934%, 3/8/24
‡
AUD 1,910,000 1,336,081
McDonald's Corp., 3.0000%, 3/8/24 6,750,000 4,654,487
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 13,079,093
Mercedes-Benz Australia, 0.7500%, 1/22/24 AUD 810,000 541,722
Mercedes-Benz Finance North America LLC, 0.7500%, 3/1/24 (144A) $ 13,060,000 12,493,157
Toyota Motor Corp., 0.6810%, 3/25/24 2,700,000 2,591,386
Toyota Motor Credit Corp., 0.4500%, 1/11/24 12,250,000 11,776,501
Toyota Motor Credit Corp., 0.5000%, 6/18/24 11,500,000 10,923,685
Toyota Motor Credit Corp., 1.8000%, 2/13/25 300,000 288,776
Volkswagen Financial Services Australia Pty. Ltd., 3.1000%, 4/17/23 AUD 6,300,000 4,375,052
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 13,370,000 8,519,466

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) $ 13,000,000 $ 12,513,622
Walmart, Inc., 1.0500%, 9/17/26 13,200,000 12,295,292
177,459,702
Consumer, Non-cyclical - 9.7%
Avery Dennison Corp., 0.8500%, 8/15/24 6,650,000 6,275,472
Cardinal Health, Inc., 3.0790%, 6/15/24 21,500,000 21,233,241
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,670,080
Centene Corp., 4.2500%, 12/15/27 13,679,000 13,439,795
Conagra Brands, Inc., 0.5000%, 8/11/23 4,500,000 4,364,300
ConnectEast Finance Pty. Ltd., 3.4000%, 3/25/26 AUD 1,750,000 1,173,963
CVS Health Corp., 4.7500%, 12/1/22 $ 5,300,000 5,317,588
CVS Health Corp., 3.3750%, 8/12/24 7,885,000 7,880,468
CVS Health Corp., 2.6250%, 8/15/24 3,915,000 3,868,932
GSK Consumer Healthcare Capital US LLC, SOFR + 0.8900%,
2.4086%, 3/24/24 (144A)
‡
7,150,000 7,124,990
GSK Consumer Healthcare Capital US LLC, 3.0240%, 3/24/24 (144A) 6,675,000 6,593,399
Hershey Co. (The), 0.9000%, 6/1/25 8,256,000 7,769,133
Hershey Co. (The), 2.3000%, 8/15/26 4,094,000 3,965,122
Hormel Foods Corp., 0.6500%, 6/3/24 5,500,000 5,266,030
Humana, Inc., 0.6500%, 8/3/23 10,205,000 9,919,094
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,084,221
Johnson & Johnson, 0.5500%, 9/1/25 24,540,000 22,885,484
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 5,310,000 3,351,303
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 3,800,000 2,278,073
Mars, Inc., 2.7000%, 4/1/25 (144A) $ 4,295,000 4,222,007
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) 5,775,000 5,418,111
Mondelez International, Inc., 2.1250%, 3/17/24 3,275,000 3,210,906
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,650,000 3,553,139
Nestle Holdings, Inc., 0.3750%, 1/15/24 (144A) $ 12,370,000 11,882,993
PerkinElmer, Inc., 0.5500%, 9/15/23 4,825,000 4,650,779
PerkinElmer, Inc., 0.8500%, 9/15/24 23,550,000 22,077,715
Roche Holdings, Inc., 1.8820%, 3/8/24 (144A) 17,700,000 17,332,492
Thermo Fisher Scientific, Inc., 0.7970%, 10/18/23 14,900,000 14,487,038
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 14,250,000 13,608,086
Unilever Capital Corp., 0.6260%, 8/12/24 6,775,000 6,432,127
WSO Finance Pty. Ltd., 3.5000%, 7/14/23 AUD 3,290,000 2,294,587
WSO Finance Pty. Ltd., 4.5000%, 3/31/27 910,000 635,870
WSO Finance Pty. Ltd., 4.5000%, 9/30/27 5,000,000 3,484,230
254,750,768
Energy - 1.1%
Enbridge, Inc., SOFRINDX + 0.6300%, 1.8055%, 2/16/24
‡
$ 6,800,000 6,709,594
Enbridge, Inc., 2.1500%, 2/16/24 6,550,000 6,394,868
Harvest Operations Corp., 4.2000%, 6/1/23 200,000 201,288
Harvest Operations Corp., 4.2000%, 6/1/23 (144A) 2,900,000 2,918,676
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 5,872,573
SA Global Sukuk Ltd., 0.9460%, 6/17/24 (144A) 6,550,000 6,224,321
28,321,320
Financial - 43.0%
AAI Ltd., 90 Day Australian Bank Bill Rate + 3.2000%, 5.1147%, 10/6/42
‡
AUD 7,170,000 5,014,188
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 $ 14,925,000 13,865,755
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 14,831,604
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,871,195
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 15,134,252

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Air Lease Corp., 1.8750%, 8/15/26 $ 6,235,000 $ 5,555,747
American Express Co., SOFRINDX + 0.7200%, 1.8060%, 5/3/24
‡
6,875,000 6,826,593
American Express Co., SOFR + 0.9300%, 2.2508%, 3/4/25
‡
12,900,000 12,797,559
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 996,025
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 12,615,362
Athene Global Funding, 2.5140%, 3/8/24 (144A) 2,500,000 2,424,281
Athene Global Funding, 0.9140%, 8/19/24 (144A) 13,850,000 12,872,038
Athene Global Funding, 1.7160%, 1/7/25 (144A) 15,460,000 14,487,147
Athene Global Funding, 1.6080%, 6/29/26 (144A) 23,135,000 20,463,090
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 687,407
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 4.2510%, 7/26/29
‡
1,590,000 1,114,893
Australia & New Zealand Banking Group Ltd., US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)
‡
$ 24,681,000 23,318,801
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 2.9352%, 2/26/31
‡
AUD 150,000 102,612
Australian Central Credit Union Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
4.1426%, 9/16/31
‡
1,000,000 664,984
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,940,000 11,316,709
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 13,037,682
Banco Santander SA, 3.4960%, 3/24/25 28,400,000 28,198,684
Bank of America Corp., SOFR + 1.4600%, 1.4860%, 5/19/24
‡
3,000,000 2,943,519
Bank of America Corp., SOFR + 0.6700%, 1.8430%, 2/4/25
‡
2,150,000 2,082,619
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25
‡
2,950,000 2,916,267
Bank of America Corp., SOFR + 0.9100%, 0.9810%, 9/25/25
‡
18,335,000 17,104,689
Bank of America Corp., 0.6000%, 1/26/26
Ç
2,000,000 1,754,309
Bank of America Corp., SOFR + 1.3300%, 3.3840%, 4/2/26
‡
3,000,000 2,930,356
Bank of America Corp., SOFR + 0.9100%, 1.6580%, 3/11/27
‡
18,800,000 17,181,740
Bank of America Corp., SOFR + 0.9600%, 1.7340%, 7/22/27
‡
7,050,000 6,395,478
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
2.5500%, 5/1/28
‡
AUD 19,500,000 13,604,377
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
3.7208%, 7/29/31
‡
3,500,000 2,343,673
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
3.6204%, 11/30/28
‡
24,900,000 17,499,648
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
3.5204%, 10/14/31
‡
800,000 531,981
Charles Schwab Corp. (The), 0.7500%, 3/18/24 $ 14,200,000 13,673,068
Charter Hall Exchange Finance Pty. Ltd., 2.3170%, 9/25/30 AUD 3,800,000 2,102,627
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 2,770,000 1,627,314
Citigroup, Inc., SOFR + 0.6690%, 0.9810%, 5/1/25
‡
$ 12,070,000 11,427,708
Citigroup, Inc., SOFR + 1.3720%, 2.5916%, 5/24/25
‡
5,000,000 4,980,756
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 97,201
Citigroup, Inc., SOFR + 0.7650%, 1.1220%, 1/28/27
‡
24,000,000 21,551,129
Citigroup, Inc., SOFR + 0.7700%, 1.4620%, 6/9/27
‡
16,950,000 15,259,906
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
3.1100%, 1/11/24
‡
AUD 200,000 140,609
Commonwealth Bank of Australia, 3.3500%, 6/4/24 $ 7,409,000 7,393,696
Commonwealth Bank of Australia, 1.1250%, 6/15/26 (144A) 19,400,000 17,570,910
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
3.3062%, 9/10/30
‡
AUD 2,500,000 1,716,902
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
2.3647%, 8/20/31
‡
26,600,000 17,758,696
Computershare US, Inc., 3.1470%, 11/30/27 1,070,000 688,135

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Cooperatieve Rabobank UA, 0.3750%, 1/12/24 $ 12,600,000 $ 12,038,439
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A) 1,000,000 975,098
Cooperatieve Rabobank UA, 1.3750%, 1/10/25 3,880,000 3,680,276
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 1.3390%, 6/24/26 (144A)
‡
5,650,000 5,190,642
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.7300%, 1.9800%, 12/15/27 (144A)
‡
3,500,000 3,160,162
Corebridge Financial, Inc., 3.5000%, 4/4/25 (144A) 10,475,000 10,244,718
Credit Suisse AG, SOFRINDX + 1.2600%, 2.4735%, 2/21/25
‡
13,750,000 13,499,601
DBS Group Holdings Ltd., 1.1690%, 11/22/24 (144A) 15,000,000 14,274,150
DBS Group Holdings Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
3.3226%, 3/16/28
‡
AUD 27,220,000 18,984,332
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
$ 3,470,000 3,492,763
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
3,600,000 3,623,616
Dexus Wholesale Property Fund, 4.7500%, 6/16/25 AUD 2,590,000 1,839,802
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 $ 4,289,000 4,158,995
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 (144A) 3,390,000 3,287,245
General Property Trust, 3.5910%, 11/7/23 AUD 1,500,000 1,044,557
General Property Trust, 3.6725%, 9/19/24 2,200,000 1,525,979
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
$ 19,575,000 18,808,640
Goldman Sachs Group, Inc. (The), SOFR + 0.7300%, 1.7570%, 1/24/25
‡
5,200,000 5,015,220
Goldman Sachs Group, Inc. (The), 3.5000%, 4/1/25 6,680,000 6,644,016
Goldman Sachs Group, Inc. (The), ICE LIBOR USD 3 Month + 1.2010%,
3.2720%, 9/29/25
‡
2,575,000 2,524,770
Goldman Sachs Group, Inc. (The), SOFR + 0.8180%, 1.5420%, 9/10/27
‡
18,775,000 16,804,983
GPT Wholesale Shopping Centre Fund, 3.9930%, 9/11/24 AUD 5,780,000 3,997,420
HSBC Holdings plc, SOFR + 0.5340%, 0.7320%, 8/17/24
‡
$ 7,035,000 6,763,501
HSBC Holdings plc, SOFR + 0.5800%, 1.1620%, 11/22/24
‡
11,300,000 10,830,424
HSBC Holdings plc, SOFR + 0.7075%, 0.9760%, 5/24/25
‡
10,000,000 9,358,008
HSBC USA, Inc., 3.7500%, 5/24/24 300,000 300,198
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
4.1553%, 12/15/36
‡
AUD 8,550,000 5,834,765
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
3.8053%, 6/15/44
‡
17,350,000 11,985,466
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
4.0553%, 6/15/45
‡
6,730,000 4,631,765
Intercontinental Exchange, Inc., 3.6500%, 5/23/25 $ 17,425,000 17,541,578
JPMorgan Chase & Co., SOFR + 0.5400%, 0.8240%, 6/1/25
‡
7,560,000 7,108,813
JPMorgan Chase & Co., CME Term SOFR 3 Month + 0.5800%,
0.9690%, 6/23/25
‡
12,600,000 11,851,352
JPMorgan Chase & Co., SOFR + 1.1600%, 2.3010%, 10/15/25
‡
690,000 661,954
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
3,200,000 3,072,794
JPMorgan Chase & Co., SOFR + 0.8000%, 1.0450%, 11/19/26
‡
21,170,000 19,091,959
JPMorgan Chase & Co., CME Term SOFR 3 Month + 0.6950%, 1.0400%, 2/4/27
‡
10,000,000 8,989,109
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.6000%,
3.8417%, 3/6/23
‡
AUD 2,600,000 1,813,144
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
3.4352%, 2/26/24
‡
9,440,000 6,491,454
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
4.2489%, 3/17/25
‡
3,280,000 2,231,038
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
3.6133%, 5/25/26
‡
11,620,000 7,829,181

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.3000%,
3.1362%, 3/20/23
‡
AUD 3,710,000 $ 2,592,896
Lloyds Banking Group plc, 3.6500%, 3/20/23 1,500,000 1,045,546
Lloyds Banking Group plc, ICE LIBOR USD 3 Month + 0.8100%,
2.9070%, 11/7/23
‡
$ 3,400,000 3,386,716
Lloyds Banking Group plc, 3.9000%, 11/23/23 AUD 3,850,000 2,676,885
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 4,888,229
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.5500%, 0.6950%, 5/11/24
‡
6,200,000 6,021,702
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 2.0000%,
5.3906%, 6/10/27
‡
AUD 320,000 227,244
Macquarie Bank Ltd., 2.3000%, 1/22/25 (144A) $ 12,840,000 12,408,415
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
4.0704%, 5/28/30
‡
AUD 19,800,000 13,915,918
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
3.3489%, 6/17/31
‡
11,580,000 7,717,833
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
$ 9,700,000 9,043,330
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,848,674
Morgan Stanley, SOFR + 0.5250%, 0.7900%, 5/30/25
‡
17,600,000 16,528,200
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,700,000 10,925,900
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27
‡
2,040,000 1,857,910
Morgan Stanley, SOFR + 0.8580%, 1.5120%, 7/20/27
‡
27,715,000 25,027,548
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
3.1653%, 5/17/29
‡
AUD 12,920,000 9,046,139
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
2.7800%, 11/18/30
‡
24,275,000 16,615,027
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.0200%,
3.1000%, 11/18/31
‡
9,240,000 6,324,138
Nordea Bank Abp, 1.0000%, 6/9/23 (144A) $ 6,700,000 6,568,337
Nordea Bank Abp, SOFR + 0.9600%, 2.3221%, 6/6/25 (144A)
‡
6,925,000 6,889,948
Nordea Bank Abp, 0.7500%, 8/28/25 (144A) 9,550,000 8,732,493
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 (144A) 616,000 619,750
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 2,930,000 2,947,835
QIC Finance Shopping Center Fund Pty. Ltd., 3.7500%, 12/6/23 AUD 1,000,000 697,014
QIC Finance Shopping Center Fund Pty. Ltd., 90 Day Australian Bank Bill Rate +
1.2700%, 2.2700%, 8/15/25
‡
3,290,000 2,302,556
Royal Bank of Canada, 2.3520%, 7/2/24 CAD 20,200,000 15,270,560
Royal Bank of Canada, 2.5500%, 7/16/24 $ 190,000 186,220
Royal Bank of Canada, 1.1500%, 6/10/25 220,000 205,354
Royal Bank of Canada, 1.2000%, 4/27/26 13,630,000 12,425,798
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24 AUD 4,600,000 3,199,284
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
3.3917%, 12/5/28
‡
16,590,000 11,607,534
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.2500%,
3.4404%, 12/1/35
‡
5,000,000 3,432,953
Suncorp-Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 9,874,783
SVB Financial Group, 2.1000%, 5/15/28 13,720,000 11,937,677
Swedbank AB, SOFRINDX + 0.9100%, 2.4405%, 4/4/25 (144A)
‡
12,250,000 12,133,380
Toronto-Dominion Bank (The), 0.5500%, 3/4/24 2,780,000 2,657,247
Toronto-Dominion Bank (The), 2.8500%, 3/8/24 CAD 16,840,000 12,903,066
Toronto-Dominion Bank (The), 0.7000%, 9/10/24 $ 4,750,000 4,481,849
Toronto-Dominion Bank (The), 1.1500%, 6/12/25 7,200,000 6,713,118
UBS AG, 0.3750%, 6/1/23 (144A) 9,950,000 9,696,549
UBS AG, 0.7000%, 8/9/24 (144A) 4,750,000 4,474,346

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
United Overseas Bank Ltd., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.5000%, 3.7500%, 4/15/29 (144A)
‡
$ 4,230,000 $ 4,201,381
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 1,930,000 1,112,865
Vicinity Centres Trust, 3.5000%, 4/26/24 5,700,000 3,944,487
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
3.1868%, 6/27/25
‡
610,000 428,683
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 101,690
Wells Fargo & Co., 1.6540%, 6/2/24 $ 20,740,000 20,352,291
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
6,880,000 6,494,310
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26
‡
9,590,000 9,142,198
Wells Fargo & Co., SOFR + 1.3200%, 2.8459%, 4/25/26
‡
3,500,000 3,456,390
Wells Fargo & Co., 3.7000%, 7/27/26 AUD 18,000,000 12,077,344
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
1.9500%, 11/16/23
‡
14,600,000 10,238,260
Westpac Banking Corp., 1.0190%, 11/18/24 $ 6,000,000 5,691,897
Westpac Banking Corp., 2.3500%, 2/19/25 1,800,000 1,755,690
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.4000%,
2.4000%, 2/16/28
‡
AUD 6,100,000 4,251,212
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 2.6500%,
4.8000%, 6/14/28
‡
300,000 210,173
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%,
3.5783%, 6/22/28
‡
15,800,000 11,033,502
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
14,022,000 9,752,458
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
3.1085%, 8/27/29
‡
6,700,000 4,673,063
Westpac Banking Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3500%, 2.8940%, 2/4/30
‡
$ 5,910,000 5,619,183
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
3.6708%, 1/29/31
‡
AUD 1,800,000 1,221,158
1,131,489,984
Industrial - 3.8%
Canadian Pacific Railway Co., 1.3500%, 12/2/24 $ 10,175,000 9,659,350
Caterpillar Financial Services Corp., 0.4500%, 5/17/24 8,820,000 8,420,504
Caterpillar Financial Services Corp., 0.6000%, 9/13/24 2,650,000 2,509,786
Caterpillar Financial Services Corp., 2.1500%, 11/8/24 2,200,000 2,158,673
Caterpillar Financial Services Corp., 1.4500%, 5/15/25 4,600,000 4,380,289
Caterpillar Financial Services Corp., 0.8000%, 11/13/25 13,590,000 12,547,320
CNH Industrial Capital Australia Pty. Ltd., 2.1000%, 12/12/22 AUD 230,000 160,663
DAE Funding LLC, 1.5500%, 8/1/24 (144A) $ 3,450,000 3,229,753
John Deere Capital Corp., 0.4500%, 1/17/24 3,590,000 3,460,830
John Deere Capital Corp., 0.4500%, 6/7/24 12,750,000 12,159,469
John Deere Capital Corp., 0.6250%, 9/10/24 6,300,000 5,973,861
John Deere Capital Corp., 0.7000%, 1/15/26 6,080,000 5,594,308
Martin Marietta Materials, Inc., 0.6500%, 7/15/23 6,525,000 6,328,710
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
3.4365%, 7/12/24
‡
AUD 8,980,000 6,206,405
Stanley Black & Decker, Inc., 2.3000%, 2/24/25 $ 16,675,000 16,242,129
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 (144A) 1,000,000 1,001,225
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 1,230,000 1,231,507
101,264,782
Technology - 3.8%
Apple, Inc., 2.4000%, 1/13/23 5,100,000 5,093,010
Apple, Inc., 0.7500%, 5/11/23 3,600,000 3,535,453

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Apple, Inc., 1.8000%, 9/11/24 $ 8,200,000 $ 8,024,423
Apple, Inc., 0.5500%, 8/20/25 3,690,000 3,424,983
Apple, Inc., 0.7000%, 2/8/26 10,065,000 9,299,332
Fidelity National Information Services, Inc., 4.5000%, 7/15/25 6,860,000 6,964,852
Fiserv, Inc., 3.8000%, 10/1/23 22,245,000 22,299,004
Intuit, Inc., 0.6500%, 7/15/23 14,710,000 14,335,613
NVIDIA Corp., 0.5840%, 6/14/24 16,725,000 15,946,400
VMware, Inc., 1.0000%, 8/15/24 6,975,000 6,562,003
VMware, Inc., 1.4000%, 8/15/26 6,550,000 5,898,722
101,383,795
Utilities - 4.2%
Ausgrid Finance Pty. Ltd., 3.8500%, 5/1/23 (144A) 7,940,000 7,916,943
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
1.9964%, 2/5/24
‡
AUD 1,570,000 1,094,225
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
3.3408%, 10/30/24
‡
22,900,000 15,974,441
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 11,967,610
AusNet Services Holdings Pty. Ltd., 5.3750%, 7/2/24 4,400,000 3,156,412
AusNet Services Holdings Pty. Ltd., 2.6000%, 7/31/29 240,000 139,611
Australian Gas Networks Ltd., 90 Day Australian Bank Bill Rate + 0.4200%,
2.2332%, 7/1/26
‡
3,000,000 2,039,283
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 1,430,000 841,907
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
2.6623%, 12/13/23
‡
1,630,000 1,140,576
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 3,788,844
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 $ 200,000 200,269
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 (144A) 4,000,000 4,005,380
Korea East-West Power Co. Ltd., 1.7500%, 5/6/25 6,454,000 6,090,838
Korea Southern Power Co. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
3.0908%, 10/30/24
‡
AUD 2,090,000 1,459,784
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
3.0616%, 12/6/24
‡
14,620,000 10,232,115
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 1,300,000 898,029
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 362,025
NextEra Energy Capital Holdings, Inc., SOFRINDX + 1.0200%, 2.5291%, 3/21/24
‡
$ 10,300,000 10,203,661
NextEra Energy Capital Holdings, Inc., 2.9400%, 3/21/24 13,800,000 13,674,161
SGSP Australia Assets Pty. Ltd., 3.3000%, 4/9/23
Ç
14,770,000 14,733,310
SGSP Australia Assets Pty. Ltd., 3.7500%, 6/28/23 AUD 300,000 209,560
SGSP Australia Assets Pty. Ltd., 3.2500%, 7/29/26 $ 200,000 193,080
110,322,064
Total Corporate Bonds (cost $2,172,861,070) 2,056,866,108
Foreign Government Bonds - 6.0%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 2.4400%, 9/23/25
‡
AUD 17,230,000 11,951,532
Korea Hydro & Nuclear Power Co. Ltd., 3.7500%, 7/25/23 (144A) $ 8,050,000 8,075,599
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 7,100,000 6,445,045
New South Wales Treasury Corp., 1.0000%, 2/8/24 AUD 23,800,000 16,190,308
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 122,420,000 73,088,026
Queensland Treasury Corp., 5.7500%, 7/22/24 AUD 30,600,000 22,548,922
South Australian Government Financing Authority, 2.2500%, 8/15/24 13,700,000 9,428,218
Treasury Corp. of Victoria, 5.5000%, 12/17/24 6,825,000 5,049,907

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Western Australian Treasury Corp., 2.5000%, 7/23/24 AUD 8,275,000 $ 5,738,857
Total Foreign Government Bonds (cost $168,782,495) 158,516,414
Mortgage-Backed Securities - 0.5%
Firstmac Mortgage Funding Trust , 30 Day Australian Bank Bill Rate + 1.3000% ,
2.6817% , 3/8/49
‡
3,500,000 2,451,384
La Trobe Financial Capital Markets Trust
30 Day Australian Bank Bill Rate + 2.0000%, 3.4100%, 3/12/50
‡
935,790 653,188
30 Day Australian Bank Bill Rate + 2.3500%, 3.7600%, 3/12/50
‡
1,555,884 1,086,017
30 Day Australian Bank Bill Rate + 1.3500%, 2.7500%, 2/11/51
‡
332,604 231,300
30 Day Australian Bank Bill Rate + 1.8500%, 3.2500%, 2/11/51
‡
1,400,000 982,024
Liberty
30 Day Australian Bank Bill Rate + 1.9000%, 3.5450%, 10/25/50
‡
951,255 663,346
30 Day Australian Bank Bill Rate + 2.1000%, 3.7450%, 10/25/50
‡
328,409 228,372
Pepper Residential Securities Trust
ICE LIBOR USD 1 Month + 1.0000%, 3.1264%, 6/20/60 (144A)
‡
$ 485,998 485,565
30 Day Australian Bank Bill Rate + 2.2500%, 3.8000%, 8/18/60
‡
AUD 984,364 692,831
ICE LIBOR USD 1 Month + 0.9000%, 3.0560%, 11/18/60 (144A)
‡
$ 230,400 229,962
RedZed Trust , 30 Day Australian Bank Bill Rate + 2.4000% , 3.8000% , 3/9/50
‡
AUD 5,913,157 4,126,376
RESIMAC Premier , ICE LIBOR USD 1 Month + 0.8000% , 2.6721% , 11/10/49
(144A)
‡
$ 182,261 182,183
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 3.0100% , 1/12/46
‡
AUD 889,661 617,405
Total Mortgage-Backed Securities (cost $13,163,323) 12,629,953
Exchange Traded Fund - 1.0%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 27,104,000
Investment Companies - 0.2%
Money Market Funds - 0.2%
Federated Hermes Government Obligations Tax-Managed Fund, 1.4300%
∞
(cost
$5,467,591) 5,467,591 5,467,591
Commercial Paper - 13.7%
Arrow Electronics, Inc., 2.7006%, 8/1/22 (Section 4(2)) $ 36,250,000 36,241,412
Centennial Energy Holdings, Inc., 2.5505%, 8/1/22 (Section 4(2)) 45,250,000 45,240,494
Conagra Brands, Inc., 2.5505%, 8/1/22 (Section 4(2)) 50,000,000 49,988,862
Energy Transfer LP, 2.9507%, 8/1/22 (Section 4(2)) 20,000,000 19,995,395
Jabil, Inc., 3.0508%, 8/1/22 (Section 4(2)) 92,250,000 92,227,530
National Fuel Gas Co., 2.8006%, 8/1/22 (Section 4(2)) 8,500,000 8,498,214
Smithfield Foods, Inc., 2.9007%, 8/1/22 (Section 4(2)) 88,000,000 87,980,523
Southern California Edison Co., 2.6506%, 8/1/22 (Section 4(2)) 20,000,000 19,995,667
Total Commercial Paper (cost $360,250,000) 360,168,097
Total Investments (total cost $2,748,324,543 ) - 99.5% 2,620,877,050
Cash, Receivables and Other Assets, net of Liabilities - 0.5% 13,311,683
Net Assets - 100.0% $2,634,188,733
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,654,429,268 63.1%
Australia 523,211,521 20.0
Canada 86,599,561 3.3
New Zealand 85,761,656 3.3
United Kingdom 75,573,433 2.9
Singapore 48,143,827 1.8

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Ireland $ 31,568,554 1.2%
Spain 28,198,684 1.1
South Korea 26,276,915 1.0
Finland 22,190,778 0.8
Netherlands 14,744,013 0.6
Sweden 12,133,380 0.5
Cayman Islands 6,224,321 0.2
United Arab Emirates 3,229,753 0.1
Japan 2,591,386 0.1
Total $ 2,620,877,050 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/22
Exchange Traded Funds - 1.0%
Janus Henderson AAA CLO ETF $ 158,734 $ – $ (563,778) $ 27,104,000
Market Value
at 10/31/21 Purchases Sales
Market Value
at 7/31/22
Exchange Traded Funds - 1.0%
Janus Henderson AAA CLO ETF $ – $ 27,667,778 $ – $ 27,104,000
Schedule of Forward Foreign Currency Exchange Contracts , Open
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Australian Dollar 8/2/22 (5,300,000) $ 3,685,722 $ 12,618
Australian Dollar 8/2/22 27,000,000 (18,781,200) (59,400)
Australian Dollar 10/28/22 671,500,000 (468,330,960) (827,960)
Australian Dollar 8/2/22 656,500,000 (456,855,068) (1,250,632)
Canadian Dollar 10/28/22 58,500,000 (45,495,587) (148,668)
Canadian Dollar 8/2/22 57,800,000 (44,306,058) (802,616)
New Zealand Dollar 8/1/22 74,000,000 (46,483,248) 81,548
(2,995,110)
Citibank N.A.
Australian Dollar 8/2/22 4,900,000 (3,541,017) 121,797
Australian Dollar 8/2/22 (3,500,000) 2,433,428 8,873
Australian Dollar 8/2/22 4,000,000 (2,693,859) (97,341)
33,329
J.P. Morgan Chase Bank
Australian Dollar 8/2/22 (4,000,000) 2,760,166 31,034
Australian Dollar 8/2/22 (3,000,000) 2,082,258 11,142
Australian Dollar 8/2/22 (4,200,000) 2,972,274 (41,514)
Canadian Dollar 8/2/22 540,000 (419,782) (1,649)
(987)
Morgan Stanley & Co.
New Zealand Dollar 10/28/22 16,300,000 (10,217,166) 2,323

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2022

Schedule of Forward Foreign Currency Exchange Contracts , Open (continued)
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
New Zealand Dollar 10/28/22 100,000,000 $ (61,910,500) $ (757,250)
(754,927)
Total $(3,717,695)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Short:
Australia 10 Year Bond 175 9/15/22 $ (15,260,426) $ (1,030,368)
U.S. Treasury 2 Year Note 2,587 9/30/22 (544,462,447) 673,164
U.S. Treasury 5 Year Note 2,816 9/30/22 (320,254,001) (1,563,322)
Total $(1,920,526)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 $ 51,500,000 $ (519,693) $ 478,015 $ (41,678)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 130,000,000 (1,311,846) 1,577,100 265,254
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 58,250,000 (587,807) 279,850 (307,957)
Total (2,419,346) 2,334,965 $(84,381)
Average ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2022
Futures contracts:
Average notional amount of contracts - long $157,173,023
Average notional amount of contracts - short 1,462,633,556
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 10,433,617
Average amounts sold - in USD 648,207,418
Credit default swaps:
Average notional amount - buy protection 87,138,889
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 19,265,000

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of July 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2022 is $360,168,097, which represents 13.7% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2022 is $461,840,698 which represents 17.5% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 124,887 $ —
Corporate Bonds — 2,056,866,108 —
Foreign Government Bonds — 158,516,414 —
Mortgage-Backed Securities — 12,629,953 —
Exchange Traded Fund 27,104,000 — —
Investment Companies 5,467,591 — —
Commercial Paper — 360,168,097 —
Total Investments in Securities $ 32,571,591 $ 2,588,305,459 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 265,254 $ —
Forward Foreign Currency Exchange Contracts — 269,335 —
Futures Contracts 673,164 — —
Total Other Financial Instruments $ 673,164 $ 534,589 $ —
Total Assets $ 33,244,755 $ 2,588,840,048 $ —
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 349,635 $ —
Forward Foreign Currency Exchange Contracts — 3,987,030 —
Futures Contracts 2,593,690 — —
Total Liabilities $ 2,593,690 $ 4,336,665 $ —
(a) Other financial instruments include forward foreign currency exchange, futures and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70333 09-22